UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Item 1.                   Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of March 31, 2019

Quantity or				% of Total
Principal**	Description	Variable Rate	Current $ Value **	Net Assets

COMMON STOCK
COMMUNICATION SERVICES				5.19
DIVERSIFIED TELECOMMUNICATION SERVICES
7,000	AT&T INC.		219,520
4,000	VERIZON COMMUNICATIONS INC.		236,520
			456,040	3.51
MEDIA
3,000	OMNICOM GROUP INC.		218,970
			218,970	1.68

CONSUMER DISCRETIONARY				6.20
DISTRIBUTORS
1,750	GENUINE PARTS CO.		196,052
			196,052	1.51
MULTILINE RETAIL
3,000	KOHLS CORP.		206,310
3,000	TARGET CORP.		240,780
			447,090	3.44
TEXTILES, APPAREL & LUXURY GOODS
5,000	TAPESTRY INC.		162,450
			162,450	1.25

CONSUMER STAPLES				4.81
BEVERAGES
3,500	COCA-COLA CO.		164,010
			164,010	1.26

FOOD & STAPLES RETAILING
2,700	SYSCO CORP.		180,252
			180,252	1.39

HOUSEHOLD PRODUCTS
2,700	PROCTER & GAMBLE CO.		280,935
			280,935	2.16

ENERGY				3.73
ENERGY EQUIPMENT & SERVICES
3,000	SCHLUMBERGER LTD		130,710
			130,710	1.00
OIL, GAS & CONSUMABLE FUELS
1,500	CHEVRON CORP.		184,770
2,100	EXXON MOBIL CORP.		169,680
			354,450	2.73

FINANCIALS				7.25
BANKS
4,500	U.S. BANCORP		216,855
3,000	WELLS FARGO & CO.		144,960
			361,815	2.78
CAPITAL MARKETS
250	BLACKROCK INC.		106,842
1,750	T. ROWE PRICE GROUP INC.		175,210
			282,052	2.17
INSURANCE
2,500	METLIFE INC.		106,425
2,100	PRUDENTIAL FINANCIAL		192,948
			299,373	2.30

HEALTH CARE				6.14
BIOTECHNOLOGY
2,500	ABBVIE INC.		201,475
			201,475	1.55

HEALTH CARE PROVIDERS & SERVICES
3,000	CVS HEALTH CORP.		161,790
			161,790	1.24

PHARMACEUTICALS
1,600	JOHNSON & JOHNSON		223,664
5,000	PFIZER INC.		212,350
			436,014	3.35

INDUSTRIALS			6.38
AEROSPACE & DEFENSE
600	LOCKHEED MARTIN CORP.	180,096
		180,096	1.39
AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE, INC. B	195,545
		195,545	1.50
INDUSTRIAL CONGLOMERATES
120	GARRETT MOTION INC.*	1,768
1,200	HONEYWELL INTERNATIONAL INC.	190,704
200	RESIDEO TECHNOLOGIES INC.*	3,858
		196,330	1.51
TRADING COMPANIES & DISTRIBUTORS
4,000	FASTENAL COMPANY	257,240
		257,240	1.98

INFORMATION TECHNOLOGY			6.72
COMMUNICATIONS EQUIPMENT
4,900	CISCO SYSTEMS INC.	264,551
		264,551	2.04
IT SERVICES
1,500	INT’L BUSINESS MACHINES CORP.	211,650
		211,650	1.63
SEMICONDUCTORS & EQUIPMENT
3,000	INTEL CORP.	161,100
		161,100	1.24
SOFTWARE
2,000	MICROSOFT CORP.	235,880
		235,880	1.81

MATERIALS			0.90
CHEMICALS
2,205	DOWDUPONT INC.	117,549
		117,549	0.90

UTILITIES			3.36
ELECTRIC UTILITIES
1,700	DUKE ENERGY CORP.	153,000
		153,000	1.18
MULTI-UTILITIES
2,150	DOMINION ENERGY INC.	164,819
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC	118,820
		283,639	2.18

TOTAL COMMON STOCK (Cost: $4,823,436)		6,590,058	50.68

CORPORATE BOND
CONSUMER DISCRETIONARY			6.24
AUTOMOBILES
200,000	HYUNDAI CAPITAL AMER 3.10% 04/05/22	198,602
		198,602	1.53
DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	151,977
		151,977	1.17
HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	153,791
		153,791	1.18
INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	155,871
		155,871	1.20
MULTILINE RETAIL
150,000	MACYS RETAIL 3.45% 01/15/21	150,533
		150,533	1.16

CONSUMER STAPLES				1.16
FOOD & STAPLES RETAILING
150,000	DELHAIZE GROUP SA 4.125% 04/10/19		150,021
			150,021	1.16

ENERGY				2.69
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20		99,000
150,000	ROWAN COMPANY INC. 7.875% 08/01/19		150,375
			249,375	1.92
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19		100,210
			100,210	0.77

FINANCIALS				12.95
BANKS
100,000	BANK OF AMERICA CORP. 4.41% 03/19/20***	CPI YOY+2.50%	100,000
100,000	BANK OF AMERICA CORP. 4.357% 09/28/20***	3 MONTH LIBOR+1.76%	100,989
122,000	BANK OF AMERICA CORP. 3.66% 07/07/21***	CPI YOY+1.75	121,237
150,000	BARCLAY BANK PLC 4.28% 04/18/21***	3 MONTH LIBOR+1.50%	148,950
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22		94,124
125,000	JPMORGAN CHASE & CO. 3.551% 02/25/21***	CPI YOY+2.00%	124,888
			690,188	5.31
CAPITAL MARKETS
100,000	GOLDMAN SACHS GROUP INC. 4.046% 08/26/20***	3 MONTH LIBOR+1.40%	100,925
200,000	HERCULES CAPITAL INC. 4.625% 10/23/22		195,712
100,000	MORGAN STANLEY 3.91% 04/25/23 FLOAT***	CPI YOY+2.00%	101,875
100,000	MORGAN STANLEY 3.11% 10/28/24 FLOAT ***	CPI YOY+1.20%	96,625
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20		150,866
			646,003	4.97
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20		100,950
150,000	JEFFERIES GRP LLC 3.00% 07/27/22 STEP****		146,994
			247,944	1.91
INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 3.91% 11/02/20***	CPI YOY+2.00%	99,000
			99,000	0.76

HEALTH CARE				4.35
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22		114,587
			114,587	0.88

HEALTH CARE PROVIDERS & SERVICES
100,000	CVS HEALTH CORP. 2.80% 07/20/20		99,877
			99,877	0.76

LIFE SCIENCES TOOLS & SERVICES
200,000	LIFE TECHNOLOGIES CORP. 6.00% 03/01/20		205,408
			205,408	1.58
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		98,000
50,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		49,000
			147,000	1.13

INDUSTRIALS				1.17
MACHINERY
150,000	HILLENBRAND INC. 5.50% 07/15/20		152,767
			152,767	1.17

INFORMATION TECHNOLOGY				4.64
ELECTRONIC EQUIPMENT & INSTRUMENTS
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19		150,338
150,000	TECH DATA CORP. 3.70% 02/15/22		150,983
			301,321	2.32
SEMICONDUCTORS & EQUIPMENT
150,000	ANALOG DEVICES INC, 2.95% 01/12/21		150,428
150,000	QUALCOMM INC. 3.00% 05/20/22		151,236
			301,664	2.32

MATERIALS				0.77
CHEMICALS
100,000	INTL FLAVOR & FRAGRANCE 3.40% 09/25/20		100,601
			100,601	0.77

REAL ESTATE				4.74
HEALTH CARE REITS
150,000	OMEGA HLTHCARE INVESTORS 4.375% 08/01/23		153,038
			153,038	1.18

OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23		148,389
150,000	GOV’T PROPERTIES INC. 4.00% 07/15/22		149,632
160,000	SL GREEN REALTY CORP. 4.50% 12/01/22		165,414
			463,435	3.56

TOTAL CORPORATE BOND (Cost: $5,043,620)			5,033,213	38.71
CONVERTIBLE CORPORATE BOND
FINANCIALS				1.91
CAPITAL MARKETS
150,000	BLACKROCK CAP INV CONV 5.00% 06/15/22		149,255
100,000	PROSPECT CAPITAL CORP. 4.95% 07/15/22		98,535
			247,790	1.91

TOTAL CONVERTIBLE CORPORATE BOND (Cost: $254,828)			247,790	1.91
PREFERRED STOCK
FINANCIALS				8.50
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD*****	3 MONTH LIBOR+3.80%	101,050
100,000	JPMORGAN CHASE & CO. 5.00% PFD*****	3 MONTH LIBOR+3.32%	99,450
200,000	US BANCORP 5.125% PFD*****	3 MONTH LIBOR+3.486%	202,546
150,000	WELLS FARGO & CO. 6.381% PFD***	3 MONTH LIBOR+3.77%	150,938
			553,984	4.26
CAPITAL MARKETS
150,000	BANK OF NY MELLON 4.95% PFD*****	3 MONTH LIBOR+3.42%	151,500
200,000	CHARLES SCHWAB CORP. 4.625% PFD*****	3 MONTH LIBOR+3.315%	197,500
			349,000	2.69
INSURANCE
200,000	METLIFE INC. 5.25% PFD*****	3 MONTH LIBOR+3.575%	201,668
			201,668	1.55

TOTAL PREFERRED STOCK (Cost: $1,105,520)			1,104,652	8.50

TOTAL INVESTMENT IN SECURITIES (Cost: $11,227,405)			12,975,713	99.80

OTHER ASSETS LESS LIABILITIES			26,166	0.20

TOTAL NET ASSETS			13,001,879	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** Variable rate security; the interest or dividend rate shown is the rate in effect as of March31, 2019.

**** Step-Up bond; the interest rate shown is the rate in effect as of March 31, 2019.

***** Fixed to float rate security; the dividend rate is fixed for a certain period and then converts to a floating rate; the dividend rate shown is the rate in effect as of March 31, 2019.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of March 31, 2019

Quantity or				% of Total
Principal**	Description	Variable Rate	Current $ Value **	Net Assets

COMMON STOCK
COMMUNICATION SERVICES				10.10
DIVERSIFIED TELECOMMUNICATION SERVICES
1,800	VERIZON COMMUNICATIONS INC.		106,434
			106,434	2.55
ENTERTAINMENT
850	WALT DISNEY CO.		94,375
			94,375	2.26
INTERACTIVE MEDIA & SERVICES
103	ALPHABET INC.*		121,220
600	FACEBOOK, INC.*		100,014
			221,234	5.29

CONSUMER DISCRETIONARY				11.37
SPECIALTY RETAIL
7,000	CONN’S INC.*		160,020
315	O’REILLY AUTOMOTIVE INC.*		122,314
335	ULTA BEAUTY, INC.*		116,825
			399,159	9.56
TEXTILES, APPAREL & LUXURY GOODS
900	NIKE INC.		75,789
			75,789	1.81

CONSUMER STAPLES				4.98
FOOD & STAPLES RETAILING
3,000	CHEFS’ WAREHOUSE INC.*		93,150
475	COSTCO WHOLESALE		115,016
			208,166	4.98

ENERGY				5.72
ENERGY EQUIPMENT & SERVICES
800	CORE LABORATORIES N.V. ADR		55,144
23,200	NOBLE CORPORATION*		66,584
			121,728	2.91
OIL, GAS & CONSUMABLE FUELS
950	CHEVRON CORP.		117,021
			117,021	2.81

FINANCIALS				9.52
BANKS
1,800	CITIGROUP INC.		111,996
1,500	EAST WEST BANCORP INC.		71,955
600	SIGNATURE BANK		76,842
			260,793	6.24
CAPITAL MARKETS
775	MORNINGSTAR, INC.		97,642
750	SEI INVESTMENTS COMPANY		39,188
			136,830	3.28

HEALTH CARE				9.00
BIOTECHNOLOGY
1,000	ABBVIE INC.		80,590
			80,590	1.93
HEALTH CARE EQUIPMENT & SUPPLIES
1,400	DENTSPLY SIRONA INC.		69,426
			69,426	1.66
HEALTH CARE PROVIDERS & SERVICES
800	HENRY SCHEIN INC.*		48,088
			48,088	1.15
HEALTH CARE TECHNOLOGY
1,700	CERNER CORPORATION*		97,257
			97,257	2.33

PHARMACEUTICALS
800	ZOETIS, INC.	80,536
		80,536	1.93

INDUSTRIALS			13.31
AEROSPACE & DEFENSE
300	LOCKHEED MARTIN CORP.	90,048
		90,048	2.16
AIRLINES
1,900	SPIRIT AIRLINES INC.*	100,434
		100,434	2.41
COMMERCIAL SERVICES & SUPPLIES
5,500	TEAM INC.*	96,250
		96,250	2.30
MACHINERY
800	WABTEC CORP.	58,976
		58,976	1.41
TRADING COMPANIES & DISTRIBUTORS
3,000	DXP ENTERPRISES INC.*	116,760
3,000	TRITON INTERNATIONAL LIMITED	93,300
		210,060	5.03

INFORMATION TECHNOLOGY			8.12
IT SERVICES
500	ACCENTURE PLC	88,010
725	VISA INC.	113,238
		201,248	4.82
SOFTWARE
800	ORACLE CORPORATION	42,968
		42,968	1.03
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
500	APPLE INC.	94,975
		94,975	2.27

TOTAL COMMON STOCK (Cost: $2,304,689)		3,012,385	72.12
CORPORATE BOND
CONSUMER DISCRETIONARY			2.42
MULTILINE RETAIL
100,000	MACYS RETAIL HLDGS INC. 3.875% 01/15/22	100,977
		100,977	2.42

ENERGY			4.80
ENERGY EQUIPMENT & SERVICES
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	100,250
		100,250	2.40
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	100,210
		100,210	2.40

FINANCIALS			7.16
CAPITAL MARKETS
100,000	ARES CAPITAL CORP. 3.625% 01/19/22	100,202
		100,202	2.40
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	100,950
100,000	JEFFERIES GRP LLC 3.00% 07/27/22***	97,996
		198,946	4.76

HEALTH CARE			2.35
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21	98,000
		98,000	2.35

INFORMATION TECHNOLOGY			7.13
SEMICONDUCTORS & EQUIPMENT
100,000	ANALOG DEVICES INC, 2.95% 01/12/21	100,285
100,000	QUALCOMM INC. 2.60% 01/30/23	98,828
		199,113	4.77

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
100,000	XEROX CORPORATION 2.75% 09/01/20		98,780
			98,780	2.36

REAL ESTATE				2.39
OFFICE REITS
100,000	GOV’T PROPERTIES INC. 4.00% 07/15/22		99,755
			99,755	2.39

TOTAL CORPORATE BOND (Cost: $1,102,673)			1,096,233	26.25
PREFERRED STOCK
FINANCIALS				2.40
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD****	3 MONTH LIBOR+3.610%	100,250
			100,250	2.40

TOTAL PREFERRED STOCK (Cost: $99,875)			100,250	2.40

TOTAL INVESTMENT IN SECURITIES (Cost: $3,507,238)			4,208,868	100.77

OTHER ASSETS LESS LIABILITIES			(32,017)	(0.77)

TOTAL NET ASSETS			4,176,851	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2019.

**** Fixed to float rate security; the dividend rate is fixed for a certain period and then converts to a floating rate; the dividend rate shown is the fixed rate in effect as of March 31, 2019.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2019

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets

COMMON STOCK
COMMUNICATION SERVICES			12.28
DIVERSIFIED TELECOMMUNICATION SERVICES
3,525	AT&T INC.	110,544
		110,544	1.84
ENTERTAINMENT
2,572	WALT DISNEY CO.	285,569
		285,569	4.74
INTERACTIVE MEDIA & SERVICES
293	ALPHABET INC. CLASS C*	343,780
		343,780	5.70

CONSUMER DISCRETIONARY			15.27
HOTELS, RESTAURANTS & LEISURE
1,700	MCDONALD’S CORP.	322,830
		322,830	5.36
SPECIALTY RETAIL
2,600	LOWE’S COMPANIES INC.	284,622
1,629	THE HOME DEPOT, INC.	312,589
		597,211	9.91

CONSUMER STAPLES			16.68
BEVERAGES
5,120	COCA-COLA CO.	239,923
		239,923	3.98
FOOD & STAPLES RETAILING
4,000	SYSCO CORP.	267,040
2,550	WALMART INC.	248,702
		515,742	8.56
HOUSEHOLD PRODUCTS
2,400	PROCTER & GAMBLE CO.	249,720
		249,720	4.14

FINANCIALS			13.34
BANKS
7,000	BANK OF AMERICA CORP.	193,130
1,650	CITIGROUP INC.	102,663
1,663	WELLS FARGO & CO.	80,356
		376,149	6.24
DIVERSIFIED FINANCIAL SERVICES
1,495	BERKSHIRE HATHAWAY INC. B*	300,331
		300,331	4.98
INSURANCE
3,000	METLIFE INC.	127,710
		127,710	2.12

HEALTH CARE			4.41
PHARMACEUTICALS
1,900	JOHNSON & JOHNSON	265,601
		265,601	4.41

INDUSTRIALS			17.65
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	181,410
950	UNITED PARCEL SERVICE, INC. B	106,153
		287,563	4.77
INDUSTRIAL CONGLOMERATES
1,700	HONEYWELL INTERNATIONAL INC.	270,164
		270,164	4.48
MACHINERY
1,525	DEERE & CO.	243,756
1,827	ILLINOIS TOOL WORKS INC.	262,229
		505,985	8.40

INFORMATION TECHNOLOGY			21.80
IT SERVICES
1,352	MASTERCARD INC.	318,329
		318,329	5.28
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	300,720
		300,720	4.99
SOFTWARE
2,910	MICROSOFT CORP.	343,205
		343,205	5.69
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
1,853	APPLE INC.	351,977
		351,977	5.84

TOTAL COMMON STOCK (Cost: $2,532,185)		6,113,053	101.43

TOTAL INVESTMENT IN SECURITIES (Cost: $2,532,185)		6,113,053	101.43

OTHER ASSETS LESS LIABILITIES		(85,981)	(1.43)

TOTAL NET ASSETS		6,027,072	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2019

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			33.31
AUTO COMPONENTS
1,000	LEAR CORP.	135,710
		135,710	3.22
DISTRIBUTORS
875	POOL CORPORATION	144,349
		144,349	3.43
SPECIALTY RETAIL
10,000	CONN’S INC.*	228,600
1,650	MONRO, INC.	142,758
485	O’REILLY AUTOMOTIVE INC.*	188,325
4,500	PENSKE AUTOMOTIVE GROUP INC.	200,925
1,950	TRACTOR SUPPLY COMPANY	190,632
		951,240	22.60
TEXTILES, APPAREL & LUXURY GOODS
1,400	PVH CORP.	170,730
		170,730	4.06

ENERGY			14.16
ENERGY EQUIPMENT & SERVICES
1,200	CORE LABORATORIES N.V. ADR	82,716
27,500	HELIX ENERGY SOLUTIONS GROUP INC.*	217,525
12,500	MCDERMOTT INTL INC.*	93,000
37,000	NOBLE CORPORATION*	106,190
4,100	TECHNIPFMC PLC ADR	96,432
		595,863	14.16

FINANCIALS			7.52
BANKS
3,400	CIT GROUP INC.	163,098
3,200	EAST WEST BANCORP INC.	153,504
		316,602	7.52

HEALTH CARE			3.13
HEALTH CARE TECHNOLOGY
2,300	CERNER CORPORATION*	131,583
		131,583	3.13

INDUSTRIALS			36.03
AIRLINES
3,200	SPIRIT AIRLINES INC.*	169,152
		169,152	4.02
MACHINERY
3,400	GRACO INC.	168,368
5,600	NAVISTAR INT’L CORP.*	180,880
2,000	WABTEC CORP.	147,440
		496,688	11.80
MARINE
2,700	KIRBY CORP.*	202,797
		202,797	4.82

ROAD & RAIL
2,300	GENESEE & WYOMING INC.*	200,422
1,450	KANSAS CITY SOUTHERN	168,171
5,024	KNIGHT-SWIFT TRANSPORTATION HLDG	164,184
1,050	LANDSTAR SYSTEM INC.	114,860
		647,637	15.39

INFORMATION TECHNOLOGY			3.47
SOFTWARE
1,400	ASPEN TECHNOLOGY, INC.*	145,964
		145,964	3.47

MATERIALS			2.54
CHEMICALS
2,200	H.B. FULLER CO.	107,008
		107,008	2.54

TOTAL COMMON STOCK (Cost: $2,970,720)		4,215,323	100.16

TOTAL INVESTMENT IN SECURITIES (Cost: $2,970,720)		4,215,323	100.16

CASH OR CASH EQUIVALENT		2,161	0.05

OTHER ASSETS LESS LIABILITIES		(8,970)	(0.21)

TOTAL NET ASSETS		4,208,514	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2019

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			19.86
AUTO COMPONENTS
16,500	GENTHERM INC.*	608,190
		608,190	3.76
SPECIALTY RETAIL
15,000	AT HOME GROUP INC.*	267,900
84,500	CONN’S INC.*	1,931,670
2,500	LITHIA MOTORS INC.	231,875
12,000	SONIC AUTOMOTIVE INC.	177,720
		2,609,165	16.10

CONSUMER STAPLES			5.70
FOOD & STAPLES RETAILING
13,012	CHEFS’ WAREHOUSE INC.*	404,022
		404,022	2.49
FOOD PRODUCTS
24,000	DARLING INGREDIENTS INC.*	519,600
		519,600	3.21

ENERGY			25.50
ENERGY EQUIPMENT & SERVICES
116,500	HELIX ENERGY SOLUTIONS GROUP INC.*	921,515
140,000	INDEPENDENCE CONTR DRILLING, INC.*	387,800
31,000	MATRIX SERVICE CO.*	606,980
28,500	NATURAL GAS SERVICES GROUP, INC.*	493,335
102,800	NOBLE CORPORATION*	295,036
122,000	NORTH AMERICAN CONSTRUCTION GRP LTD	1,420,080
		4,124,746	25.46
OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC.*	7,000
		7,000	0.04

FINANCIALS			7.76
BANKS
14,000	EAST WEST BANCORP INC.	671,580
		671,580	4.14
CONSUMER FINANCE
24,000	REGIONAL MANAGEMENT CORP.*	586,080
		586,080	3.62

INDUSTRIALS			41.44
COMMERCIAL SERVICES & SUPPLIES
14,500	MOBILE MINI INC.	492,130
39,000	TEAM INC.*	682,500
		1,174,630	7.25
CONSTRUCTION & ENGINEERING
1,528	ORION GROUP HOLDINGS, INC.*	4,462
		4,462	0.03
MACHINERY
23,800	NAVISTAR INT’L CORP.*	768,740
		768,740	4.74

MARINE
11,300	KIRBY CORP.*	848,743
		848,743	5.24
ROAD & RAIL
8,200	GENESEE & WYOMING INC.*	714,548
11,700	SAIA INC.*	714,870
		1,429,418	8.82
TRADING COMPANIES & DISTRIBUTORS
23,700	DXP ENTERPRISES INC.*	922,404
21,100	RUSH ENTERPRISES INC.	882,191
22,000	TRITON INTERNATIONAL LIMITED	684,200
		2,488,795	15.36

TOTAL COMMON STOCK (Cost: $11,222,047)		16,245,171	100.26

TOTAL INVESTMENT IN SECURITIES (Cost: $11,222,047)		16,245,171	100.26

OTHER ASSETS LESS LIABILITIES		(41,608)	(0.26)

TOTAL NET ASSETS		16,203,563	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Fixed Income securities, which are typically purchased and held as odd lots (less than $1 million) are valued based on bid prices for institutional round lot positions (typically $1 million or greater); round lot prices often reflect more favorable pricing than odd lot holdings.  For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors (the “Board”) using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for the purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of March 31, 2019.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Communication Services	$675,010	$422,043	$739,893	$—	$—
Consumer Discretionary	805,593	474,948	920,041	1,402,029	3,217,355
Consumer Staples	625,197	208,167	1,005,385	—	923,623
Energy	485,160	238,749	—	595,863	4,131,746
Financials	943,241	397,623	804,190	316,602	1,257,660
Health Care	799,279	375,897	265,601	131,583	—
Industrials	829,211	555,768	1,063,712	1,516,274	6,714,788
Information Technology	873,181	339,191	1,314,231	145,964	—
Materials	117,549	—	—	107,008	—
Utilities	436,639	—	—	—	—
Preferred Stock
Financials	1,104,652	100,250	—	—	—
Level 1 Total	7,694,710	3,112,635	6,113,053	4,215,323	16,245,171

Level 2 - Other significant observable inputs
Corporate Bonds
Consumer Discretionary	810,774	100,977	—	—	—
Consumer Staples	150,021	—	—	—	—
Energy	349,585	200,460	—	—	—
Financials	1,683,136	299,149	—	—	—
Health Care	566,872	98,000	—	—	—
Industrials	152,767	—	—	—	—
Information Technology	602,985	297,893	—	—	—
Materials	100,601	—	—	—	—
Real Estate	616,472	99,755	—	—	—

Convertible Corporate Bond
Financials	247,790	—	—	—	—
Level 2 Total	5,281,003	1,096,233	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$12,975,713	$4,208,868	$6,113,053	$4,215,323	$16,245,171

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended March 31, 2019. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2019, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On March 31, 2019, the cost of investment and net unrealized appreciation for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$11,227,405	$3,507,238	$2,533,069	$2,970,720	$11,342,896
Gross Unrealized Appreciation	2,027,580	849,204	3,579,984	1,813,516	8,963,387
Gross Unrealized Depreciation	279,272	147,574	—	568,913	4,061,112
Net Unrealized Appreciation	1,748,308	701,630	3,579,984	1,244,603	4,902,275

Item 2.                                                       Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                       Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 30, 2019

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	May 30, 2019